Condensed Consolidated Balance Sheets (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Temporary Equity, Shares Outstanding	78,154	72,786
Real estate assets:
Land	$ 370,589	$ 359,943
Buildings and improvements	2,942,211	2,867,409
Furniture, fixtures and equipment	87,429	84,997
Capital improvements in progress	47,020	50,844
Real Estate Investment Property, at Cost, Total	3,447,249	3,363,193
Less accumulated depreciation	(927,829)	(901,485)
Real Estate Investment Property, Net, Total	2,519,420	2,461,708
Land held for future development	5,450	1,205
Commercial properties, net	7,873	8,058
Investments in real estate joint ventures	3,178	4,837
Real estate assets, net	2,535,921	2,475,808
Cash and cash equivalents	8,743	8,886
Restricted cash	12,989	809
Deferred financing costs, net	12,041	13,380
Other assets	41,039	26,882
Goodwill	4,106	4,106
Assets held for sale	5,881	0
Total assets	2,620,720	2,529,871
Liabilities:
Secured notes payable	1,086,442	1,170,646
Unsecured notes payable	585,000	483,000
Accounts payable	9,436	3,889
Fair market value of interest rate swaps	11,907	21,423
Accrued expenses and other liabilities	89,462	90,559
Security deposits	6,453	6,167
Due to Related Parties, Current	46,265	24,255
Liabilities associated with assets held for sale	148	0
Total liabilities	1,835,113	1,799,939
Redeemable stock	5,521	4,713
Shareholders' equity:
General Partners' Capital Account	739,745	706,296
Limited Partners' Capital Account	31,705	30,993
Accumulated other comprehensive losses	(6,500)	(26,881)
Partners' Capital	764,950	710,408
Noncontrolling interest	15,136	14,811
Total equity	780,086	725,219
Total liabilities and equity	$ 2,620,720	$ 2,529,871